Share-Based Compensation	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
The Company grants equity awards pursuant to the Coherent Corp. Omnibus Incentive Plan (as amended and restated, the “Plan”). The Plan was originally approved by the Company's shareholders at the Annual Meeting in November 2018, and was subsequently amended, restated and approved by the Company’s shareholders at the Annual Meetings held in November 2020, November 2023 and November 2024. The Plan provides for the grant of stock options, stock appreciation rights, restricted shares, restricted share units, deferred shares, performance shares and performance units to employees (including officers), consultants and directors of the Company. The maximum number of shares of Coherent Common Stock authorized for issuance under the Plan is limited to 13,450,000 shares of Coherent Common Stock, not including any remaining shares forfeited under the predecessor plans that may be rolled into the Plan. Certain awards under the Plan have certain vesting provisions predicated upon the death, retirement or disability of the grantee.
As of June 30, 2025, there were approximately 8 million shares available to be issued under the Plan, including forfeited shares from predecessor plans.
On June 3, 2024, the Board of Directors granted 147,214 restricted stock units vesting over three years from date of grant and 694,007 performance stock units vesting over the approximate three-year period ending June 30, 2027, to the new CEO. The grants were non-Plan “employment inducement awards” as contemplated by the New York Stock Exchange Listing Rule 303A.08 and therefore were not made pursuant to the Plan.
On October 11, 2024, the Board of Directors granted 15,902 and 63,154 restricted stock units vesting over three years and two years, respectively, from date of grant and 118,853 performance stock units vesting over the approximate three-year period ending June 30, 2027, to the new CFO. The grants were “employment inducement awards” as contemplated by the New York Stock Exchange Listing Rule 303A.08 and therefore were not made pursuant to the Plan.
The Company has an Employee Stock Purchase Plan whereby eligible employees may authorize payroll deductions (subject to certain limitations) of up to 15% (or such lessor amount as may be determined by the plan administrator) of their wages and base salary to purchase shares at an amount which will not be less than 85% of lower of (i) the fair market value of the common stock on the first trading day of the offering period and (ii) the fair market value of the common stock on the last trading day of the approximately six-month offering period.
We record share-based compensation expense for these awards, which requires the recognition of the grant-date fair value of share-based compensation in net earnings. We recognize the share-based compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period. We account for cash-based stock appreciation rights, cash-based restricted share units and cash-based performance share units as liability awards.
Share-based compensation expense for the fiscal years ended June 30, 2025, 2024 and 2023 is as follows ($000):

Year Ended June 30,	2025	2024	2023
Stock Options and Cash-Based Stock Appreciation Rights	$334	$1,149	$2,602
Restricted Share Awards and Cash-Based Restricted Share Unit Awards	93,223	92,634	124,212
Performance Share Awards and Cash-Based Performance Share Unit Awards	57,767	21,912	14,998
Employee Stock Purchase Plan	9,648	11,200	7,819
	$160,972	$126,895	$149,631
Stock Options and Cash-Based Stock Appreciation Rights
We utilize the Black-Scholes valuation model for estimating the fair value of stock options and cash-based stock appreciation rights. During the fiscal years ended June 30, 2025, June 30, 2024 and June 30, 2023, no stock options were issued.
Stock option and cash-based stock appreciation rights activity during the fiscal year ended June 30, 2025 was as follows:

	Stock Options		Cash-Based Stock Appreciation Rights
	Number of Shares	Weighted Average Exercise Price	Number of Rights	Weighted Average Exercise Price
Outstanding - June 30, 2024	1,490,645	$32.62	46,871	$35.48
Exercised	(575,097)	$28.16	(21,198)	$34.26
Forfeited and Expired	(18,452)	$34.89	(540)	$16.29
Outstanding - June 30, 2025	897,096	$35.43	25,133	$36.93
Exercisable - June 30, 2025	897,096	$35.43	25,133	$36.93
As of June 30, 2025, 2024 and 2023, the aggregate intrinsic value of stock options and cash-based stock appreciation rights outstanding and exercisable was $50 million, $61 million and $44 million, respectively. Aggregate intrinsic value represents the total pretax intrinsic value (the difference between our closing stock price on the last trading day of the year ended June 30, and the option’s exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2025. This amount varies based on the fair market value of the Company’s stock. The total intrinsic value of stock options and cash-based stock appreciation rights exercised during the fiscal years ended June 30, 2025, 2024, and 2023 was $36 million, $25 million, and $5 million, respectively. As of June 30, 2025, there was no unrecognized compensation cost related to non-vested stock options and cash-based stock appreciation rights.
Outstanding and exercisable stock options at June 30, 2025 were as follows:

	Stock Options and Cash-Based Stock Appreciation Rights Outstanding			Stock Options and Cash-Based Stock Appreciation Rights Exercisable
	Number of	Weighted Average Remaining	Weighted Average	Number of	Weighted Average Remaining	Weighted Average
Range of	Shares or	Contractual Term	Exercise	Shares or	Contractual Term	Exercise
Exercise Prices	Rights	(Years)	Price	Rights	(Years)	Price
$13.34 - $18.06	15,584	0.13	$17.84	15,584	0.13	$17.84
$18.07 - $24.34	188,290	1.08	$21.50	188,290	1.08	$21.50
$24.35 - $35.38	190,302	2.39	$34.59	190,302	2.39	$34.59
$35.39 - $36.89	322,676	4.24	$36.41	322,676	4.24	$36.41
$36.90 - $49.90	205,377	3.09	$48.94	205,377	3.09	$48.94
	922,229	2.89	$35.47	922,229	2.89	$35.47
Restricted Share Awards, Restricted Share Units, and Cash-Based Restricted Share Units
Restricted share awards, restricted share units, and cash-based restricted share units compensation expense was calculated based on the number of shares or units expected to be earned by the grantee multiplied by the stock price at the date of grant (for restricted share awards and restricted share units) or the stock price at the period end date (for cash-based restricted share units), and is being recognized over the vesting period. Generally, the restricted share awards, restricted share units, and cash-based restricted share units have a three-year tranche vesting provision. There were no restricted share awards issued in the fiscal years ending June 30, 2025 and June 30, 2024, and all previous restricted share awards have been amortized in full.
Restricted share unit and cash-based restricted share unit activity during the fiscal year ended June 30, 2025, was as follows:

	Restricted Share Units		Cash-Based Restricted Share Units
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2024	4,067,885	$45.84	8,984	$43.00
Granted	1,554,412	$81.70	5,031	$77.59
Vested	(2,237,173)	$47.82	(3,968)	$46.93
Forfeited	(199,172)	$56.25	(348)	$55.98
Nonvested - June 30, 2025	3,185,952	$61.13	9,699	$59.49
As of June 30, 2025, total unrecognized compensation cost related to non-vested, restricted share units and cash-based restricted share units was $119 million. This cost is expected to be recognized over a weighted-average period of approximately 2 years. The restricted share unit compensation expense was calculated based on the number of shares expected to be earned, multiplied by the stock price at the date of grant, and is being recognized over the vesting period. The cash-based restricted share unit compensation expense was calculated based on the number of units expected to be earned, multiplied by the stock price at the period-end date, and is being recognized over the vesting period. The total fair value of the restricted share awards, restricted share units, and cash-based restricted share units granted during the years ended June 30, 2025, 2024 and 2023, was $127 million, $110 million and $102 million, respectively. The total fair value of restricted share awards, restricted share units and cash-based restricted share units vested was $185 million, $74 million and $131 million during fiscal years 2025, 2024 and 2023, respectively.
Performance Share Units
The Compensation Committee of the Board of Directors of the Company has granted certain executive officers and employees performance share units under the Plan. As of June 30, 2025, we had outstanding grants covering performance periods ranging from 12 to 36 months. These grants are intended to provide continuing emphasis on specified financial performance goals that the Company considers important contributors to the creation of long-term shareholder value. These grants are payable only if the Company achieves specified levels of financial performance during the performance periods.
For our relative Total Shareholder Return (“TSR”) performance-based units, which are based on market performance of our stock as compared to the S&P Composite 1500 – Electronic Equipment, Instruments & Components Index, the compensation cost is recognized over the performance period on a straight-line basis, because the grants vest only at the end of the measurement period, and the probability of actual shares expected to be earned is considered in the grant date valuation. As a result, the expense is not adjusted to reflect the actual shares earned. We estimate the fair value of the TSR performance-based units using the Monte-Carlo simulation model.
The performance share unit compensation expense was calculated based on the number of shares expected to be earned, multiplied by the stock price at the date of grant, and is being recognized over the vesting period.
Performance share unit activity relating to the Plan during the year ended June 30, 2025, was as follows:

	Performance Share Units
	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2024	1,702,741	$73.86
Granted	644,174	$136.38
Vested	(131,239)	$81.32
Forfeited	(77,542)	$77.91
Nonvested - June 30, 2025	2,138,134	$92.11
As of June 30, 2025, total unrecognized compensation cost related to non-vested performance share units was $125 million. This cost is expected to be recognized over a weighted-average period of approximately 1.70 years. The total fair value of the performance share units granted during the fiscal years ended June 30, 2025, 2024 and 2023 was $88 million, $113 million and $27 million, respectively. The total fair value of performance share units and cash-based performance share units vested during the fiscal years ended June 30, 2025, 2024 and 2023 was $17 million, $14 million and $24 million, respectively.